SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      FS VARIABLE SEPARATE ACCOUNT
                       Polaris II Variable Annuity
-------------------------------------------------------------------------------

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED MAY 1, 2013.

American General Life Insurance Company ("AGL") and The United States Life Insurance Company in the City of New York ("US Life") are amending the Prospectus for the purpose of adding the following information.

                             INVESTMENT OPTIONS
                             ------------------

The following Underlying Funds are hereby available as variable investment options under the contract:


Underlying Funds                          Managed by	                                                Trust   Asset Class
----------------                          ----------                                                    -----   -----------
SunAmerica Dynamic Allocation Portfolio	  SunAmerica Asset Management Corp. and AllianceBernstein L.P.  SAST    BALANCED

SunAmerica Dynamic Strategy Portfolio     SunAmerica Asset Management Corp. and AllianceBernstein L.P.  SAST    BALANCED


SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy
Portfolio

SunAmerica Series Trust ("SAST") offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SunAmerica Asset Management Corp. ("SAAMCo") is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Portfolios of the SAAMCo Managed Trusts.

The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for details.

                       MARKETLOCK INCOME PLUS EXTENSION
                       --------------------------------

The information below is important to you if you purchased a contract between May 1, 2008 and April 30, 2009 and you elected the MarketLock Income Plus living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and initial Income Credit Period ends after the fifth contract year. On or about your fifth contract anniversary you will have an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the "Extension") for an additional five years. In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you do not elect the Extension when it is offered, you may not be permitted to extend the Income Base Evaluation and Income Credit Periods in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at
(800) 445-7862 and we will provide one to you.

For information on the MarketLock Income Plus living benefit you elected at purchase, please see the MarketLock Income Plus section under OPTIONAL LIVING BENEFITS in the prospectus.

How do I Elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts issued between May 1, 2008 and April 30, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee if I elect the Extension?

If you elect the Extension, the fee for the feature will be increased by 0.25% as follows:

Number of Covered Persons    Current Annualized Fee                            Annualized Fee After Extension
                            (calculated as a percentage of the Income Base)    (calculated as a percentage of the Income Base)
-------------------------   -----------------------------------------------    -----------------------------------------------
One                         0.95%                                              1.20%
Two                         1.20%                                              1.45%


What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus feature. If you elect the Extension, you must allocate your assets in accordance with one of the following options:


Option 1   Up to 50% in one or more of the following:
               American Funds Asset Allocation SAST
               Asset Allocation
               Balanced (JPM)
               Balanced*
               Franklin Income Securities Fund
               MFS Total Return

           Up to 100% in one or more of the following:
               SunAmerica Dynamic Allocation Portfolio
               SunAmerica Dynamic Strategy Portfolio
               Cash Management Portfolio


Option 2   25% SunAmerica Dynamic Allocation Portfolio and
           25% SunAmerica Dynamic Strategy Portfolio and
           50% in one of the following:
	        Polaris Portfolio Allocator Models**: Model 1, Model 2, or Model 3

* Only available on contracts purchased through J.P. Morgan
Securities (formerly "Chase Investments Services Corporation").
** Please see the allocations for the currently available Polaris
Portfolio Allocator Models below.

As a reminder, you also have the option to cancel your MarketLock Income Plus benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your feature, you will no longer receive the guarantees of the MarketLock Income Plus benefit and you will no longer be charged the fee.

                    POLARIS PORTFOLIO ALLOCATOR PROGRAM
                    -----------------------------------

The Polaris Portfolio Allocator Models listed below are those that are currently available. The Models are reconfigured from time to time. However, once you invest in a Model, the percentages of your contract value allocated to each Variable Portfolio within a Model will not be changed by us. If you purchased your contract prior to the current allocations of the Models specified below, any subsequent Purchase Payments will be invested in the same Model as your current investment and will not be invested in the Model allocations specified below unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model in line with your investment goals over time. We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized. We reserve the right to modify, suspend or terminate the Polaris Portfolio Allocator program at any time.



                                     Polaris Portfolio   Polaris Portfolio  Polaris Portfolio   Polaris Portfolio
                                         Allocator           Allocator          Allocator           Allocator
                                       Model 1 - 2013      Model 2 - 2013     Model 3 - 2013      Model 4 - 2013
                                     -----------------   -----------------  -----------------   -----------------


American Funds Global Growth SAST         3.00%                 4.00%              5.00%              7.00%
American Funds Growth SAST                2.00%                 2.00%              2.00%              4.00%
American Funds Growth-Income SAST         2.00%                 2.00%              2.00%              6.00%
Capital Appreciation                      5.00%                 6.00%              7.00%              8.00%
Corporate Bond                            9.00%                 8.00%              7.00%              1.00%
Davis Venture Value                       4.00%                 4.00%              4.00%              6.00%
"Dogs" of Wall Street                     3.00%                 3.00%              3.00%              4.00%
Emerging Markets                          0.00%	                1.00%              1.00%              1.00%
Equity Opportunities                      2.00%	                3.00%              4.00%              6.00%
Foreign Value                             2.00%	                3.00%              3.00%              3.00%
Global Bond                               3.00%	                3.00%              2.00%              2.00%
Government and Quality Bond              10.00%	                8.00%              7.00%              2.00%
Growth-Income                             5.00%	                6.00%              7.00%              8.00%
Growth Opportunities                      0.00%	                0.00%              0.00%              1.00%
High-Yield Bond                           4.00%	                2.00%              1.00%              0.00%
International Diversified Equities        1.00%	                1.00%              2.00%              2.00%
Invesco V.I. Comstock Fund                5.00%	                7.00%              8.00%              8.00%
Invesco V.I. Growth and Income Fund       6.00%	                7.00%              8.00%              8.00%
Lord Abbett Growth and Income             0.00%	                0.00%              1.00%              2.00%
Marsico Focused Growth                    1.00%	                2.00%              3.00%              5.00%
MFS Massachusetts Investors Trust         8.00%	                8.00%              8.00%              8.00%
Real Return                              12.00%	                8.00%              3.00%              0.00%
Small & Mid Cap Value                     1.00%                 1.00%              1.00%              2.00%
Small Company Value                       0.00%	                0.00%              1.00%              1.00%
Total Return Bond                        12.00%	               11.00%             10.00%              5.00%
                                        -------               --------           -------            -------
Total                                   100.00%	              100.00%            100.00%            100.00%






Dated:  June 14, 2013

                     Please keep this Supplement with your Prospectus